Notes Payable, net - Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands						3 Months Ended		12 Months Ended
	Feb. 28, 2019	Mar. 01, 2018	Nov. 01, 2017	Apr. 13, 2017	Apr. 06, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 01, 2019	Nov. 08, 2018	Aug. 31, 2018	Mar. 23, 2018
Debt Instrument [Line Items]
Long-term debt, gross						$ 24,865,000		$ 18,006,000	$ 11,947,000
Payments on revolving credit facilities						6,890,000	$ 4,815,000	20,881,000	924,000	$ 0
OpenKey | Convertible Preferred Stock
Debt Instrument [Line Items]
Term of warrant				10 years
Number of warrants (in shares)				23								23
Exercise price (in dollars per share)				$ 1.61								$ 1.61
Fair value of warrants				$ 26,000								$ 26,000
Interest Rate Cap [Member]
Debt Instrument [Line Items]
Derivative, notional amount						$ 5,000,000		$ 5,000,000
Strike rate						4.00%		4.00%
Medium-term Notes [Member] | J&S Term Loan [Member]
Debt Instrument [Line Items]
Face amount of debt			$ 10,000,000
Debt issuance costs						$ (198,000)		$ (183,000)	(226,000)
Long-term debt, gross			1,000,000
Notes Payable to Banks [Member] | Term Loan Due October 2018 [Member]
Debt Instrument [Line Items]
Face amount of debt					$ 375,000
Interest rate								5.00%
Revolving Credit Facility [Member] | Senior Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt term		3 years
Line of Credit Facility, Additional Borrowing Capacity						40,000,000		$ 40,000,000
Maximum borrowing capacity		$ 35,000,000
Long-term debt, gross						0		0	$ 0
Debt term of extension option		1 year
Revolving Credit Facility [Member] | J&S Facility due 2022 [Member]
Debt Instrument [Line Items]
Face amount of debt											$ 5,000,000.0
Maximum borrowing capacity			3,000,000					3,000,000.0			3,500,000
Long-term debt, gross								21,800,000
Payments on revolving credit facilities			$ 20,800,000
Remaining borrowing capacity						$ 862,000		$ 1,300,000
Revolving Credit Facility [Member] | Facility due On Demand [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 100,000
Payments on revolving credit facilities	$ 60,000
Line of Credit [Member] | OpenKey
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 1,500,000
Federal Funds Rate [Member] | Revolving Credit Facility [Member] | Senior Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Reference rate						0.50%		0.50%
Prime Rate [Member]
Debt Instrument [Line Items]
Reference rate						5.50%		5.50%	4.50%
Prime Rate [Member] | Revolving Credit Facility [Member] | Facility due On Demand [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					1.00%
Prime Rate [Member] | Line of Credit [Member] | OpenKey
Debt Instrument [Line Items]
Basis spread on variable rate				2.75%
One-Month LIBOR [Member]
Debt Instrument [Line Items]
Reference rate						2.49%		2.50%	1.56%
One-Month LIBOR [Member] | Medium-term Notes [Member] | J&S Term Loan [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			3.25%
One-Month LIBOR [Member] | Medium-term Notes [Member] | J&S Facility due 2022 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			3.25%
One-Month LIBOR [Member] | Revolving Credit Facility [Member] | Senior Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Reference rate						1.00%		1.00%
RED
Debt Instrument [Line Items]
Long-term debt, gross									$ 0
RED | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Long-term debt, gross						$ 2,977,000		$ 2,480,000
RED | Notes Payable to Banks [Member] | Term Loan Due February 2029 [Member]
Debt Instrument [Line Items]
Face amount of debt													$ 1,800,000
Long-term debt, gross						1,770,000		1,785,000	0
RED | Notes Payable to Banks [Member] | Term Loan Due April 2025 [Member]
Debt Instrument [Line Items]
Face amount of debt														$ 750,000
Debt Instrument, Amount Held in Escrow														225,000
Long-term debt, gross						673,000		695,000	0
RED | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, gross								118,000	0
RED | Revolving Credit Facility [Member] | Facility Due March 2019 [Member]
Debt Instrument [Line Items]
Face amount of debt	$ 250,000					$ 250,000								$ 250,000
Long-term debt, gross								118,000	0
Remaining borrowing capacity								$ 132,000
RED | Prime Rate [Member] | Notes Payable to Banks [Member] | Term Loan Due February 2029 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate						2.00%		2.00%
RED | Prime Rate [Member] | Notes Payable to Banks [Member] | Term Loan Due April 2025 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate						1.75%		1.75%
RED | Prime Rate [Member] | Revolving Credit Facility [Member] | Facility Due March 2019 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate								1.75%
OpenKey | Medium-term Notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross						$ 0		$ 0	0
OpenKey | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Long-term debt, gross								0
OpenKey | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, gross								0
OpenKey | Revolving Credit Facility [Member] | Facility due October 2018 [Member]
Debt Instrument [Line Items]
Long-term debt, gross								$ 0	0
OpenKey | Prime Rate [Member] | Revolving Credit Facility [Member] | Facility due October 2018 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate								2.75%
J&S | Medium-term Notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross						19,250,000		$ 13,614,000
J&S | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Long-term debt, gross								13,614,000
J&S | Notes Payable to Banks [Member] | Equipment Note due 2022 [Member]
Debt Instrument [Line Items]
Face amount of debt			$ 3,000,000					2,300,000			8,000,000
Long-term debt, gross						3,054,000		2,087,000	0
Payments on revolving credit facilities								196,000
J&S | Notes Payable to Banks [Member] | Term Loan Due November 1, 2022 [Member]
Debt Instrument [Line Items]
Face amount of debt			$ 2,000,000					2,000,000			$ 2,400,000
Long-term debt, gross						1,900,000		1,950,000	$ 0
J&S | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, gross						$ 2,638,000		$ 1,733,000
J&S | One-Month LIBOR [Member] | Notes Payable to Banks [Member] | Equipment Note due 2022 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate						3.25%		3.25%
J&S | One-Month LIBOR [Member] | Notes Payable to Banks [Member] | Term Loan Due November 1, 2022 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate						3.25%		3.25%
Minimum | Revolving Credit Facility [Member] | Senior Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Additional Borrowing Capacity						$ 75,000,000		$ 75,000,000
Minimum | Base Rate [Member] | Revolving Credit Facility [Member] | Senior Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		2.00%				2.00%		2.00%
Minimum | One-Month LIBOR [Member] | Revolving Credit Facility [Member] | Senior Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		3.00%				3.00%		3.00%
Maximum | Base Rate [Member] | Revolving Credit Facility [Member] | Senior Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		2.50%				2.50%		2.50%
Maximum | One-Month LIBOR [Member] | Revolving Credit Facility [Member] | Senior Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		3.50%				3.50%		3.50%
Revolving Credit Facility [Member] | Bank of America, N.A. [Member]
Debt Instrument [Line Items]
Debt term		3 years
Debt term of extension option		1 year